Note 12 - Share Capital	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
12.	Share Capital

12.1	Authorized

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

At-the-Market Equity Program

On December 10, 2021, the Company entered into an equity distribution agreement (the "2021 Distribution Agreement") with a syndicate of agents for an at-the-market equity distribution program (the "ATM Program"). The 2021 Distribution Agreement allowed the Company to distribute up to US$50 million (or the equivalent in Canadian dollars) of its common shares (the "ATM Shares"). The ATM Shares sold under the ATM Program were sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. The 2021 Distribution Agreement was terminated on December 30, 2022.

On December 30, 2022, the Company entered into a new ATM Program which replaced the previous ATM program which was set to expire on January 1, 2023 in accordance with its terms. Pursuant to the new ATM Program, the Company could distribute up to US$50 million (or the equivalent in Canadian dollars) of ATM Shares. The ATM Shares sold under the new ATM Program were sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. Sales of ATM Shares were made pursuant to the terms of an equity distribution agreement dated December 30, 2022 (the "2022 Distribution Agreement"). Unless earlier terminated by the Company or the agents as permitted therein, the new ATM Program was to terminate upon the earlier of: (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the ATM Program reaches the aggregate amount of US$50 million (or the equivalent in Canadian dollars); or (b) November 27, 2023.

On November 24, 2023, the Company entered into a new ATM Program which replaces the previous ATM program which was set to expire on November 27, 2023 in accordance with its terms. Pursuant to the new ATM Program, the Company may distribute up to US$50 million (or the equivalent in Canadian dollars) of ATM Shares. The ATM Shares sold under the new ATM Program, if any, will be sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. Sales of ATM Shares will be made pursuant to the terms of an equity distribution agreement dated November 24, 2023 (the "2023 Distribution Agreement"). Unless earlier terminated by the Company or the agents as permitted therein, the new ATM Program will terminate upon the earlier of: (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the ATM Program reaches the aggregate amount of US$50 million (or the equivalent in Canadian dollars); or (b) December 31, 2024.

During the year ended November 30, 2023, the Company issued 16,950,153 (2022: 12,653,643) common shares under the ATM Program for gross proceeds of $22,769 (2022: $18,452), with aggregate commissions paid to agents of $570 (2022: $460).

12.2	Reserves

	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2021	37	6,529	3,541	10,107
Options exercised	-	(429)	-	(429)
Restricted share rights vested	(140)	-	-	(140)
Share-based compensation	138	2,254	-	2,392
Balance at November 30, 2022	35	8,354	3,541	11,930
Options exercised	-	(805)	-	(805)
Restricted share rights vested	(416)	-	-	(416)
Share-based compensation	381	2,403	-	2,784
Balance at November 30, 2023	-	9,952	3,541	13,493

12.3	Share Options

The Company's share option plan (the "Option Plan") was approved by the Board of Directors of the Company (the "Board") on January 28, 2011, and amended and restated on October 30, 2012, October 11, 2013, October 18, 2016, April 5, 2019 and March 14, 2022.  Pursuant to the terms of the Option Plan, the Board may designate directors, officers, employees and consultants of the Company, or any of its subsidiaries and employees of a person or company which provides services to the Company, or any of its subsidiaries as eligible to receive incentive share options ("Option(s)") to acquire such numbers of GoldMining Shares as the Board may determine, each Option so granted being for a term specified by the Board up to a maximum of five years from the date of grant.  The Options vest in accordance with the vesting schedule during the optionee's continual service with the Company. The maximum number of GoldMining Shares reserved for issuance of Options granted under the Option Plan at any time is 10% of the issued and outstanding GoldMining Shares in the capital of the Company.  The Option Plan, as amended and restated, was affirmed, ratified and approved by the Company's shareholders in accordance with its terms at the Annual General and Special Meeting held on May 19, 2022.

The following outlines movements of the Company's Options:

	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2021	12,444,150	1.63
Granted	4,694,445	1.61
Exercised(1)	(705,520)	1.58
Cancelled/Forfeited	(175,000)	2.01
Expired	(2,255,000)	1.70
Balance at November 30, 2022	14,003,075	1.61
Granted	3,700,000	1.10
Exercised(2)	(2,377,000)	0.92
Cancelled/Forfeited	(17,500)	1.83
Expired	(363,380)	1.45
Balance at November 30, 2023	14,945,195	1.60

(1)

During the year ended November 30, 2022, the Company issued 691,501 common shares at weighted average trading prices of $2.25. The common shares were issued pursuant to the exercise of 705,520 share options, of which 5,981 common shares were issued pursuant to the exercise of 20,000 share options on a net exercise basis.

(2)

During the year ended November 30, 2023, the Company issued 2,371,493 common shares at weighted average trading prices of $1.22. The common shares were issued pursuant to the exercise of 2,377,000 share options, of which 1,993 common shares were issued pursuant to the exercise of 7,500 share options on a net exercise basis.

The fair value of Options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	November 30, 2023	November 30, 2022
Risk-free interest rate	4.18%	3.54%
Expected life (years)	2.87	2.87
Expected volatility	52.75%	61.25%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.00%	2.87%

A summary of Options outstanding and exercisable as of November 30, 2023, are as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.78 - $1.08	2,134,500	1.05	0.70	2,134,500	1.05	0.70
$1.09 - $1.59	3,955,000	1.12	4.81	1,178,750	1.16	4.57
$1.60 - $1.82	4,083,000	1.60	3.98	3,046,625	1.60	3.98
$1.83 - $2.00	2,657,695	1.83	2.95	2,657,695	1.83	2.95
$2.01 - $3.38	2,115,000	2.77	2.01	2,115,000	2.77	2.01
	14,945,195	1.60	3.27	11,132,570	1.73	2.80

The fair value of the Options recognized as share-based compensation expense during the year ended November 30, 2023, was $2,403 (2022: $2,254), using the Black-Scholes option pricing model.

12.4	Restricted Share Rights

The Company's restricted share plan (the "RSP") was approved by the Board of Directors of the Company (the "Board") on November 27, 2018. Pursuant to the terms of the RSP, the Board may designate directors, senior officers, employees and consultants of the Company eligible to receive restricted share rights ("RSR(s)") to acquire such number of GoldMining Shares as the Board may determine, in accordance with the restricted periods schedule during the recipient's continual service with the Company. There are no cash settlement alternatives. The RSP was approved by the Company's shareholders in accordance with its term at the Company's annual general meeting held on May 25, 2019.

The RSRs vest in accordance with the vesting schedule during the recipient's continual service with the Company. The Company classifies RSRs as equity instruments since the Company has the ability and intent to settle the awards in common shares. The compensation expense for standard RSRs is calculated based on the fair value of each RSR as determined by the closing value of the Company's common shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSR.  The Company expects to settle RSRs, upon vesting, through the issuance of new common shares from treasury.

The following outlines movements of the Company's RSRs:

	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2021	62,500	2.04
Granted	239,490	1.60
Vested	(72,564)	1.94
Balance at November 30, 2022	229,426	1.61
Granted	403,700	1.23
Vested	(266,596)	1.56
Balance at November 30, 2023	366,530	1.23

The fair value of the RSRs recognized as share-based compensation expense during the year ended November 30, 2023 was $381 (2022: $131).